Capital Withdrawal Payable To General Partner	12 Months Ended
Dec. 31, 2015
Capital Withdrawal Payable To General Partner [Abstract]
Capital Withdrawal Payable To General Partner

8.    CAPITAL WITHDRAWAL PAYABLE TO GENERAL PARTNER

At December 31, 2015 and 2014, capital withdrawals payable of $450,037 and $124,829, respectively, was related to profit share allocated to the General Partner at each year-end and subsequently paid.